Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Intangible Asets, Net (Details)	Mar. 31, 2026
Patents [Member]
Schedule of Intangible Asets, Net [Line Items]
Useful life	3 years
Internally developed software [Member]
Schedule of Intangible Asets, Net [Line Items]
Useful life	5 years
Third-party perpetual software licenses [Member]
Schedule of Intangible Asets, Net [Line Items]
Useful life	3 years